Lease liabilities - Summary of Lease Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Presentation of leases for lessee [abstract]
Non-current lease liabilities	₨ 11,343	$ 121	₨ 8,282	₨ 7,477
Current lease liabilities	₨ 1,090	$ 12	₨ 977	₨ 868